iShares®

iShares Trust

Supplement dated February 6, 2009

to the Prospectus dated July 1, 2008 (as revised August 12, 2008)

for the iShares JPMorgan USD Emerging Markets Bond Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Effective February 6, 2009, the following information replaces similar information under the heading “Portfolio Managers” on page 7:

Lee Sterne and Matthew Timm (collectively, the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager is responsible for various functions related to portfolio management including, but not limited to, investing cash inflows, coordinating with members of his team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team with more limited responsibilities.

Lee Sterne has been employed by BGFA and BGI as a senior portfolio manager since 2004 and was a portfolio manager with BGFA and BGI from 2001 to 2004. Prior to becoming a portfolio manager, Mr. Sterne was employed by BGFA and BGI as a fixed-income trader from 1996 to 2001. Mr. Sterne received a B.A. degree in German Language/Literature Studies with a minor concentration in History from Colgate University. Mr. Sterne has been a Portfolio Manager of the Fund since inception.

Matthew Timm has been employed by BGFA and BGI as a portfolio manager and trader since 2006. Prior to joining BGFA and BGI, Mr. Timm was employed as a portfolio manager at Colorado Public Employees Retirement Association (COPERA) from 2004 to 2006. Mr. Timm received a Master’s degree in Business Administration from the University of Chicago. Mr. Timm has been a Portfolio Manager of the Fund since February 2009.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares in the Fund.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-EMB-0209

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated February 6, 2009

to the combined Statement of Additional Information (“SAI”),

dated July 1, 2008 (as revised December 8, 2008)

for the iShares Barclays, JPMorgan, iBoxx and S&P Series

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the iShares Barclays, JPMorgan, iBoxx and S&P Bond Funds.

Effective February 6, 2009, the following information replaces similar information under the heading “Portfolio Managers” beginning on page 70:

Portfolio Managers. Lee Sterne, Jermaine Pierre, Mitchell Handa, Jeffrey Lenamon and Joel Silva (collectively, the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Government/Credit Bond Funds and iShares Barclays Aggregate Bond Fund.

Lee Sterne, Jermaine Pierre and Mitchell Handa are primarily responsible for the day-to-day management of the Treasury Bond Funds, iShares Barclays TIPS Bond Fund and iShares Barclays MBS Bond Fund.

Lee Sterne, Jeffrey Lenamon and Joel Silva are primarily responsible for the day-to-day management of the Credit Bond Funds, iShares iBoxx $ High Yield Corporate Bond Fund and iShares iBoxx $ Investment Grade Corporate Bond Fund.

Lee Sterne and Matthew Timm are primarily responsible for the day-to-day management of the iShares JPMorgan USD Emerging Markets Bond Fund.

Lee Sterne and Joel Silva are primarily responsible for the day-to-day management of the iShares S&P California Municipal Bond Fund, iShares S&P National Municipal Bond Fund and iShares S&P New York Municipal Bond Fund.

As of the dates mentioned below, the Portfolio Managers were also primarily responsible for the day-to-day management of other iShares Funds and certain other types of portfolios and/or accounts as indicated in the tables below:

Lee Sterne

Types of Accounts (As of 2/29/08)	Number	Total Assets
Registered Investment Companies	22	$36,200,000,000
Other Pooled Investment Vehicles	30	$80,013,000,000
Other Accounts	12	$4,083,000,000
Accounts with Incentive-Based Fee Arrangements	9	$10,819,000,000

Jermaine Pierre

Types of Accounts (As of 2/29/08)	Number	Total Assets
Registered Investment Companies	11	$31,300,000,000
Other Pooled Investment Vehicles	3	$4,117,000,000
Other Accounts	5	$3,000
Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Mitchell Handa

Types of Accounts (As of March 31, 2008)	Number	Total Assets
Registered Investment Companies	11	$30,734,000,000
Other Pooled Investment Vehicles	14	$33,258,000,000
Other Accounts	5	$3,000
Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Jeffrey Lenamon

Types of Accounts (As of March 31, 2008)	Number	Total Assets
Registered Investment Companies	9	$13,411,000,000
Other Pooled Investment Vehicles	6	$21,460,000,000
Other Accounts	5	$2,780,000,000
Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Joel Silva

Types of Accounts (As of February 29, 2008)	Number	Total Assets
Registered Investment Companies	6	$9,136,400,000
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	4	$400,000
Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Matthew Timm

Types of Accounts (As of December 31, 2008)	Number	Total Assets
Registered Investment Companies	1	$134,400,000
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	4	$100,000
Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that compose those indexes or through a representative sampling of the securities that compose those indexes based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the Funds and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Funds, seeking such investment opportunity. As a consequence, from time to time the Funds may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BGFA and its affiliates did not manage other portfolios or accounts.

Like the Funds, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BGI a portion of that portfolio’s or account’s gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the Funds should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest, that may result in the Portfolio Managers’ favoring those portfolios or accounts with incentive-based fee arrangements.

The below table reflects, for each Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees for those portfolios or accounts are based on the performance of those portfolios or accounts, as of the dates mentioned below:

Lee Sterne

Types of Accounts (As of February 29, 2008)	Number	Total Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	7	$9,402,000,000
Other Accounts	2	$1,147,000,000

Jermaine Pierre

Types of Accounts (As of February 29, 2008)	Number	Total Assets

Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

Mitchell Handa

Types of Accounts (As of March 31, 2008)	Number	Total Assets

Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

Jeffrey Lenamon

Types of Accounts (As of March 31, 2008)	Number	Total Assets

Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

Joel Silva

Types of Accounts (As of February 29, 2008)	Number	Total Assets

Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

Matthew Timm

Types of Accounts (As of December 31, 2008)	Number	Total Assets

Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

As of February 6, 2009, with respect to all iShares Funds and other portfolios and/or accounts managed by the Portfolio Managers, on behalf of BGFA, the Portfolio Managers receive a salary and are eligible to receive an annual bonus. Each Portfolio Manager’s salary is a fixed amount generally determined annually based on a number of factors, including, but not limited to, the Portfolio Manager’s title, scope of responsibilities, experience and knowledge. The Portfolio Manager’s bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the Portfolio Manager’s business unit, and an assessment of the Portfolio Manager’s individual performance. The Portfolio Manager’s salary and annual bonus are paid in cash. BGFA also operates a mandatory bonus deferral plan for employees whose bonuses exceed certain thresholds which generally becomes payable three years after grant. One half of the mandatory deferral award is “notionally invested” in funds managed by BGI, and the other half is provisionally allocated to shares in Barclays PLC (the ultimate parent company of BGFA). Thus, the value of the final award may be increased or decreased over the three-year period. In addition, a Portfolio Manager may be paid a signing bonus or other amounts in connection with initiation of employment with BGFA. If a Portfolio Manager satisfied the requirements for being part of a “select group of management or highly compensated employees (within the meaning of ERISA Section 401(a))” as so specified under the terms of BGI’s Compensation Deferral Plan, the Portfolio Manager may elect to defer a portion of his or her bonus under that Plan.

If a Portfolio Manager is part of a select group of management or highly compensated employees and is designated by the plan administrators (in their discretion) to be eligible for participation in BGI’s Voluntary Levered Alpha Participation Plan (“VLAPP”), the Portfolio Manager may elect to defer a portion of his or her bonus under VLAPP. Under this plan, the Portfolio Manager would receive an award corresponding to the deferred bonus portion if he or she voluntarily elects in advance to defer. VLAPP awards generally vest after three years. The award will be “notionally invested” in a fund(s) managed by BGI over the three-year period, and the return on that notional investment will determine the final award amount. If the referenced fund’s return exceeds its benchmark, the excess return is multiplied by a factor of two (2) for the sole purpose of determining the return on the award’s notional investment.

Starting in 2008, Portfolio Managers may be selected, on a fully discretionary basis, for awards under BGI’s Levered Alpha Participation Plan (“LAPP”). Under LAPP, these awards are determined annually, and generally vest in three equal installments over three years. Each vested installment is paid out upon vesting. At the option of the plan administrators, the award may be “notionally invested” in a fund(s) managed by BGI. If notionally invested, the return on that notional investment during the relevant vesting period will determine the award payout amount. If the referenced fund’s return exceeds its benchmark, the excess return is multiplied by the factor specified by the plan administrators at the time of the award grant for the sole purpose of determining the return on the award’s notional investment.

Prior to December 31, 2007, portfolio managers were eligible for selection, on a fully discretionary basis, for awards under BGI’s Compensation Enhancement Plan (“CEP”). Under the CEP, these awards were determined annually, and were generally scheduled to vest after two years. At the option of the CEP administrators, the award may be “notionally invested” in funds managed by BGI, which means that the final award amount may be increased or decreased according to the performance of the BGI-managed funds over the two-year period. If the award was not notionally invested, the original award amount will be paid once vested.

A Portfolio Manager may be granted options to purchase shares in Barclays Global Investors UK Holdings Limited (“BGI UK Holdings”), a company organized under the laws of England and Wales that directly or indirectly owns all of the Barclays Global Investors companies worldwide, which options vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent public accounting firm.

As of the dates mentioned below, the Portfolio Managers beneficially owned shares of the Funds, for which they were/are primarily responsible for the day-to-day management in the amounts reflected in the following tables:

Lee Sterne (As of February 29, 2008)

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares JPMorgan USD Emerging Markets Bond Fund	X
iShares Barclays 1-3 Year Credit Bond Fund	X
iShares Barclays 1-3 Year Treasury Bond Fund				X
iShares Barclays 3-7 Year Treasury Bond Fund				X
iShares Barclays 7-10 Year Treasury Bond Fund	X
iShares Barclays 10-20 Year Treasury Bond Fund	X
iShares Barclays 20+ Year Treasury Bond Fund	X
iShares Barclays Aggregate Bond Fund	X
iShares Barclays Credit Bond Fund	X
iShares Barclays Government/Credit Bond Fund	X
iShares Barclays Intermediate Credit Bond Fund	X
iShares Barclays Intermediate Government/Credit Bond Fund	X
iShares Barclays MBS Bond Fund	X
iShares Barclays Short Treasury Bond Fund	X
iShares Barclays TIPS Bond Fund		X
iShares iBoxx $ High Yield Corporate Bond Fund	X
iShares iBoxx $ Investment Grade Corporate Bond Fund	X
iShares S&P California Municipal Bond Fund	X
iShares S&P National Municipal Bond Fund	X
iShares S&P New York Municipal Bond Fund	X

Jermaine Pierre (As of February 29, 2008)

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Barclays 1-3 Year Treasury Bond Fund	X
iShares Barclays 3-7 Year Treasury Bond Fund	X
iShares Barclays 7-10 Year Treasury Bond Fund	X
iShares Barclays 10-20 Year Treasury Bond Fund	X
iShares Barclays 20+ Year Treasury Bond Fund	X
iShares Barclays Aggregate Bond Fund	X
iShares Barclays Government/Credit Bond Fund	X
iShares Barclays Intermediate Government/Credit Bond Fund	X
iShares Barclays MBS Bond Fund	X
iShares Barclays Short Treasury Bond Fund	X
iShares Barclays TIPS Bond Fund	X

Mitchell Handa (As of March 31, 2008)

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Barclays 1-3 Year Treasury Bond Fund	X
iShares Barclays 3-7 Year Treasury Bond Fund	X
iShares Barclays 7-10 Year Treasury Bond Fund	X
iShares Barclays 10-20 Year Treasury Bond Fund	X
iShares Barclays 20+ Year Treasury Bond Fund	X
iShares Barclays Aggregate Bond Fund	X
iShares Barclays Government/Credit Bond Fund	X
iShares Barclays Intermediate Government/Credit Bond Fund	X
iShares Barclays MBS Bond Fund	X
iShares Barclays Short Treasury Bond Fund	X
iShares Barclays TIPS Bond Fund	X

Jeffrey Lenamon (As of March 31, 2008)

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Barclays 1-3 Year Credit Bond Fund	X
iShares Barclays Aggregate Bond Fund	X
iShares Barclays Credit Bond Fund	X
iShares Barclays Government/Credit Bond Fund	X
iShares Barclays Intermediate Credit Bond Fund	X
iShares Barclays Intermediate Government/Credit Bond Fund	X
iShares iBoxx $ High Yield Corporate Bond Fund	X
iShares iBoxx $ Investment Grade Corporate Bond Fund	X

Joel Silva (As of February 29, 2008)

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Barclays 1-3 Year Credit Bond Fund	X
iShares Barclays Aggregate Bond Fund	X
iShares Barclays Credit Bond Fund	X
iShares Barclays Government/Credit Bond Fund	X
iShares Barclays Intermediate Credit Bond Fund	X
iShares Barclays Intermediate Government/Credit Bond Fund	X
iShares iBoxx $ High Yield Corporate Bond Fund	X
iShares iBoxx $ Investment Grade Corporate Bond Fund	X
iShares S&P California Municipal Bond Fund	X
iShares S&P National Municipal Bond Fund	X
iShares S&P New York Municipal Bond Fund	X

Matthew Timm (As of December 31, 2008)

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares JPMorgan USD Emerging Markets Bond Fund	X

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-SAI-02-0209

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE